SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES, INCLUDED IN TRADE PAYABLES AND ACCRUED LIABILITIES (Details) - CAD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total	$ 67	$ 33
Due from related party	280	199
Investment		321
Total	280	520
Directors and Officers Company [Member]
IfrsStatementLineItems [Line Items]
Total	67	28
Related Company [Member]
IfrsStatementLineItems [Line Items]
Total		$ 5